Leases (Details) - Schedule of Carrying Amounts of Lease Liabilities - Leases [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Carrying Amounts of Lease Liabilities [Line Items]
Beginning balance	¥ 8,773	¥ 3,279
Ending balance	4,193	8,773
Additions	4,945	8,578
Accretion of interest	264	235
Covid-19 - related rent concessions from a lessor		(859)
Lease termination	(6,734)	(1,151)
Payments	(3,055)	(1,309)
Current	1,706	4,123
Non-current	¥ 2,487	¥ 4,650